As of December 31, 2021, the expected minimum payments are the following: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Leases	R$ 1,790,193	R$ 1,623,523
Present value adjustment - Leases	(1,178,642)	(1,093,392)
Total lease liabilities	611,551	R$ 530,131	R$ 474,390
Not Later Than One 1 Year [Member]
IfrsStatementLineItems [Line Items]
Leases	125,756
Present value adjustment - Leases	(6,709)
Total lease liabilities	119,047
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	418,012
Present value adjustment - Leases	(122,555)
Total lease liabilities	295,457
Later than five years [member]
IfrsStatementLineItems [Line Items]
Leases	1,246,425
Present value adjustment - Leases	(1,049,378)
Total lease liabilities	R$ 197,047